UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22027
FundVantage Trust
(Exact name of registrant as specified in charter)

103 Bellevue Parkway
Wilmington, DE 19809
(Address of principal executive offices) (ZIP code)

Joel L. Weiss
FundVantage Trust
1636 N. Cedar Crest Blvd.
Suite #161
Allentown, PA 18104
(Name and address of agent for service)

Registrant's telephone number, including area code:
856-528-3500
Date of fiscal year end:
April 30
Date of reporting period:
April 30, 2026
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

EIC Value Fund
Class A | EICVX
Annual Shareholder Report — April 30, 2026
This annual shareholder report contains important information about the EIC Value Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eicvalue.com. You can also request this information by contacting us at (855) 430‑6487.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EIC Value Fund (Class A / EICVX)	$130	1.20%
Management’s Discussion of Fund Performance
Market Overview
Investors continue to focus on the perceived effects Artificial Intelligence (“AI”) will have on businesses, with a relatively narrow group of large-cap AI-related stocks earning a disproportionate share of stock market returns. While the big five hyperscalers (Alphabet, Amazon, Apple, Meta and Microsoft) and areas of the market tied to semiconductors and data center infrastructure have recently surged higher, many software businesses and other perceived AI “losers” remain under pressure as investors continue to assess the long-term competitive implications of the technology.
Such dispersion is not unusual in the face of significant technological change. Turbulence and heightened price volatility should be expected as disparate investors seek to discount dramatic change. Instead of attempting to pick AI winners and losers, however, we focus on selecting stocks for the Fund with both durable quality characteristics and reasonable valuations. Collectively, we believe the Fund is appropriately diversified and positioned to perform well across a range of economic and technological environments.
Summary of Results
Stocks posted outsized returns for the year ended April 30, 2026. The EIC Value Fund (EICVX) gained 16.05%, trailing the return of its benchmark, the Russell 3000 Value Index, which surged 29.96%. The Fund’s shortfall was attributable primarily to its sector weightings relative to the index and secondarily to its stock selection. (Notably, the Fund’s sector weightings are principally a by-product of stock selection.)
Top Contributors to Performance
  The Fund’s holdings in the financial sector led the index’s financial stocks. (US Bancorp was the Fund’s top performer in this sector.)
  Stock selection in the materials sector also contributed to performance as the Fund’s holdings outpaced the index’s material stocks. (Barrick Mining was the Fund’s top performer.)
  The Fund’s overweight in the energy sector, one of the market’s stronger performing sectors, also helped performance.
Top Detractors to Performance
  The Fund’s lack of exposure to the information technology sector detracted from performance, as it was the market’s top performing sector.
  The Fund’s holdings in the health care sector fell compared to an increase in the index’s health care stocks. (Baxter was the Fund’s worst performer in this sector.)
  The Fund’s holdings in the communication services sector trailed the index’s communication services stocks. (AT&T was the Fund’s poorest performer in this sector.)
Fund Performance
The following is a comparison of the change in value of a $10,000 investment in EIC Value Fund’s Class A over the past 10 years, vs. the S&P 500® Index, which the Fund has designated as its broad-based securities market index in accordance with the SEC’s revised definition, and the Russell 3000® Value Index, which more closely aligns with the Fund’s investment strategy.
Growth of $ 10,000
For the years April 30, 2016 through April 30, 2026
Average Annual Total Returns	1 Year	5 Years	10 Years
Class A (with sales charge)	9.68%	9.32%	10.55%
Class A (without sales charge)	16.05%	10.56%	11.18%
S&P 500® Index	31.05%	13.14%	15.26%
Russell 3000® Value Index	29.96%	10.09%	11.17%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future.  The above table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Please visit www.eicvalue.com for performance data current to the most recent month-end.
Key Fund Statistics (as of April 30, 2026)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$373,134,292
Total number of portfolio holdings	45
Total advisory fee paid, net	$2,603,623
Portfolio turnover rate as of the end of the reporting period	27%
Portfolio Holdings Summary Table (as of April 30, 2026)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Top Ten Holdings
Verizon Communications, Inc.	4.1%
United Parcel Service, Inc., Class B	3.6%
US Bancorp	3.5%
GSK PLC	3.2%
Target Corp.	3.2%
TotalEnergies SE	3.1%
Diageo PLC	2.7%
Coterra Energy, Inc.	2.7%
PayPal Holdings, Inc.	2.7%
PNC Financial Services Group, Inc. (The)	2.6%
Sector Allocation
Financials	23.7%
Consumer Staples	19.3%
Health Care	16.3%
Energy	7.4%
Real Estate	7.1%
Communication Services	6.2%
Industrials	5.9%
Materials	3.2%
Consumer Discretionary	3.2%
Utilities	2.3%
Information Technology	1.5%
Short-Term Investment	3.7%
Other Assets in Excess of Liabilities	0.2%
TOTAL	100.0%
Material Fund Changes During the Period
During the fiscal year ended April 30, 2026, there were no material changes to the Fund.
Changes in and Disagreements with Accountants
There were no changes in and/or disagreements with accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at www.eicvalue.com.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at (855) 430-6487, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
EIC Value Fund Class A (EICVX)
Annual Shareholder Report — April 30, 2026
EICVX-04/26-AR

EIC Value Fund
Class C | EICCX
Annual Shareholder Report — April 30, 2026
This annual shareholder report contains important information about the EIC Value Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eicvalue.com. You can also request this information by contacting us at (855) 430‑6487.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EIC Value Fund (Class C / EICCX)	$210	1.95%
Management’s Discussion of Fund Performance
Market Overview
Investors continue to focus on the perceived effects Artificial Intelligence (“AI”) will have on businesses, with a relatively narrow group of large-cap AI-related stocks earning a disproportionate share of stock market returns. While the big five hyperscalers (Alphabet, Amazon, Apple, Meta and Microsoft) and areas of the market tied to semiconductors and data center infrastructure have recently surged higher, many software businesses and other perceived AI “losers” remain under pressure as investors continue to assess the long-term competitive implications of the technology.
Such dispersion is not unusual in the face of significant technological change. Turbulence and heightened price volatility should be expected as disparate investors seek to discount dramatic change. Instead of attempting to pick AI winners and losers, however, we focus on selecting stocks for the Fund with both durable quality characteristics and reasonable valuations. Collectively, we believe the Fund is appropriately diversified and positioned to perform well across a range of economic and technological environments.
Summary of Results
Stocks posted outsized returns for the year ended April 30, 2026. The EIC Value Fund (EICCX) gained 15.15%, trailing the return of its benchmark, the Russell 3000 Value Index, which surged 29.96%. The Fund’s shortfall was attributable primarily to its sector weightings relative to the index and secondarily to its stock selection. (Notably, the Fund’s sector weightings are principally a by-product of stock selection.)
Top Contributors to Performance
  The Fund’s holdings in the financial sector led the index’s financial stocks. (US Bancorp was the Fund’s top performer in this sector.)
  Stock selection in the materials sector also contributed to performance as the Fund’s holdings outpaced the index’s material stocks. (Barrick Mining was the Fund’s top performer.)
  The Fund’s overweight in the energy sector, one of the market’s stronger performing sectors, also helped performance.
Top Detractors to Performance
  The Fund’s lack of exposure to the information technology sector detracted from performance, as it was the market’s top performing sector.
  The Fund’s holdings in the health care sector fell compared to an increase in the index’s health care stocks. (Baxter was the Fund’s worst performer in this sector.)
  The Fund’s holdings in the communication services sector trailed the index’s communication services stocks. (AT&T was the Fund’s poorest performer in this sector.)
Fund Performance
The following is a comparison of the change in value of a $10,000 investment in EIC Value Fund’s Class C over the past 10 years, vs. the S&P 500® Index, which the Fund has designated as its broad-based securities market index in accordance with the SEC’s revised definition, and the Russell 3000® Value Index, which more closely aligns with the Fund’s investment strategy.
Growth of $ 10,000
For the years April 30, 2016 through April 30, 2026
Average Annual Total Returns	1 Year	5 Years	10 Years
Class C (with CDSC charge)	14.15%	9.73%	10.34%
Class C (without CDSC charge)	15.15%	9.73%	10.34%
S&P 500® Index	31.05%	13.14%	15.26%
Russell 3000® Value Index	29.96%	10.09%	11.17%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future.  The above table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Please visit www.eicvalue.com for performance data current to the most recent month-end.
Key Fund Statistics (as of April 30, 2026)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$373,134,292
Total number of portfolio holdings	45
Total advisory fee paid, net	$2,603,623
Portfolio turnover rate as of the end of the reporting period	27%
Portfolio Holdings Summary Table (as of April 30, 2026)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Top Ten Holdings
Verizon Communications, Inc.	4.1%
United Parcel Service, Inc., Class B	3.6%
US Bancorp	3.5%
GSK PLC	3.2%
Target Corp.	3.2%
TotalEnergies SE	3.1%
Diageo PLC	2.7%
Coterra Energy, Inc.	2.7%
PayPal Holdings, Inc.	2.7%
PNC Financial Services Group, Inc. (The)	2.6%
Sector Allocation
Financials	23.7%
Consumer Staples	19.3%
Health Care	16.3%
Energy	7.4%
Real Estate	7.1%
Communication Services	6.2%
Industrials	5.9%
Materials	3.2%
Consumer Discretionary	3.2%
Utilities	2.3%
Information Technology	1.5%
Short-Term Investment	3.7%
Other Assets in Excess of Liabilities	0.2%
TOTAL	100.0%
Material Fund Changes During the Period
During the fiscal year ended April 30, 2026, there were no material changes to the Fund.
Changes in and Disagreements with Accountants
There were no changes in and/or disagreements with accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at www.eicvalue.com.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at (855) 430-6487, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
EIC Value Fund Class C (EICCX)
Annual Shareholder Report — April 30, 2026
EICCX-04/26-AR

EIC Value Fund
Institutional Class | EICIX
Annual Shareholder Report — April 30, 2026
This annual shareholder report contains important information about the EIC Value Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eicvalue.com. You can also request this information by contacting us at (855) 430‑6487.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EIC Value Fund (Institutional Class / EICIX)	$103	0.95%
Management’s Discussion of Fund Performance
Market Overview
Investors continue to focus on the perceived effects Artificial Intelligence (“AI”) will have on businesses, with a relatively narrow group of large-cap AI-related stocks earning a disproportionate share of stock market returns. While the big five hyperscalers (Alphabet, Amazon, Apple, Meta and Microsoft) and areas of the market tied to semiconductors and data center infrastructure have recently surged higher, many software businesses and other perceived AI “losers” remain under pressure as investors continue to assess the long-term competitive implications of the technology.
Such dispersion is not unusual in the face of significant technological change. Turbulence and heightened price volatility should be expected as disparate investors seek to discount dramatic change. Instead of attempting to pick AI winners and losers, however, we focus on selecting stocks for the Fund with both durable quality characteristics and reasonable valuations. Collectively, we believe the Fund is appropriately diversified and positioned to perform well across a range of economic and technological environments.
Summary of Results
Stocks posted outsized returns for the year ended April 30, 2026. The EIC Value Fund (EICIX) gained 16.31%, trailing the return of its benchmark, the Russell 3000 Value Index, which surged 29.96%. The Fund’s shortfall was attributable primarily to its sector weightings relative to the index and secondarily to its stock selection. (Notably, the Fund’s sector weightings are principally a by-product of stock selection.)
Top Contributors to Performance
  The Fund’s holdings in the financial sector led the index’s financial stocks. (US Bancorp was the Fund’s top performer in this sector.)
  Stock selection in the materials sector also contributed to performance as the Fund’s holdings outpaced the index’s material stocks. (Barrick Mining was the Fund’s top performer.)
  The Fund’s overweight in the energy sector, one of the market’s stronger performing sectors, also helped performance.
Top Detractors to Performance
  The Fund’s lack of exposure to the information technology sector detracted from performance, as it was the market’s top performing sector.
  The Fund’s holdings in the health care sector fell compared to an increase in the index’s health care stocks. (Baxter was the Fund’s worst performer in this sector.)
  The Fund’s holdings in the communication services sector trailed the index’s communication services stocks. (AT&T was the Fund’s poorest performer in this sector.)
Fund Performance
The following is a comparison of the change in value of a $100,000 investment in EIC Value Fund’s Institutional Class over the past 10 years, vs. the S&P 500® Index, which the Fund has designated as its broad-based securities market index in accordance with the SEC’s revised definition, and the Russell 3000® Value Index, which more closely aligns with the Fund’s investment strategy.
Growth of $ 100,000
For the years April 30, 2016 through April 30, 2026
Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Class	16.31%	10.84%	11.45%
S&P 500® Index	31.05%	13.14%	15.26%
Russell 3000® Value Index	29.96%	10.09%	11.17%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future.  The above table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Please visit www.eicvalue.com for performance data current to the most recent month-end.
Key Fund Statistics (as of April 30, 2026)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$373,134,292
Total number of portfolio holdings	45
Total advisory fee paid, net	$2,603,623
Portfolio turnover rate as of the end of the reporting period	27%
Portfolio Holdings Summary Table (as of April 30, 2026)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Top Ten Holdings
Verizon Communications, Inc.	4.1%
United Parcel Service, Inc., Class B	3.6%
US Bancorp	3.5%
GSK PLC	3.2%
Target Corp.	3.2%
TotalEnergies SE	3.1%
Diageo PLC	2.7%
Coterra Energy, Inc.	2.7%
PayPal Holdings, Inc.	2.7%
PNC Financial Services Group, Inc. (The)	2.6%
Sector Allocation
Financials	23.7%
Consumer Staples	19.3%
Health Care	16.3%
Energy	7.4%
Real Estate	7.1%
Communication Services	6.2%
Industrials	5.9%
Materials	3.2%
Consumer Discretionary	3.2%
Utilities	2.3%
Information Technology	1.5%
Short-Term Investment	3.7%
Other Assets in Excess of Liabilities	0.2%
TOTAL	100.0%
Material Fund Changes During the Period
During the fiscal year ended April 30, 2026, there were no material changes to the Fund.
Changes in and Disagreements with Accountants
There were no changes in and/or disagreements with accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at www.eicvalue.com.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at (855) 430-6487, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
EIC Value Fund Institutional Class (EICIX)
Annual Shareholder Report — April 30, 2026
EICIX-04/26-AR

(b)	Not applicable.

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3. Audit Committee Financial Expert.

The Audit Committee of the Board of Trustees currently is comprised of Robert J. Christian, Iqbal Mansur, Nicholas M. Marsini, Jr., Nancy B. Wolcott and Stephen M. Wynne, each of whom is considered “independent” within the meaning set forth under Item 3 of Form N-CSR. The Board of Trustees has determined that Mr. Wynne is an “audit committee financial expert” as such term is defined by Item 3 of Form N-CSR.

The Registrant’s Board of Trustees has determined that Mr. Wynne acquired the attributes necessary to be considered an audit committee financial expert through his experience as a chief executive officer (and other senior-level accounting and/or financial positions) of several large financial institutions and because he has co-authored a text book on mutual fund accounting.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountants for the audit of the registrant’s annual financial statements or services that are normally provided by the accountants in connection with statutory and regulatory filings or engagements for those fiscal years:

	Fiscal Year 2026	Fiscal Year 2025
PricewaterhouseCoopers, LLP	$320,503	$559,045
Cohen & Company, Ltd.	$87,000	$20,000

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountants that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were:

	Fiscal Year 2026	Fiscal Year 2025
PricewaterhouseCoopers, LLP	$0	$0
Cohen & Company, Ltd.	$0	$0

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountants for tax compliance, tax advice, and tax planning were:

	Fiscal Year 2026	Fiscal Year 2025
PricewaterhouseCoopers, LLP	$13,997	$8,880
Cohen & Company, Ltd.	$0	$0

These fees were for India tax compliance services.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountants, other than the services reported in paragraphs (a) through (c) of this Item were:

	Fiscal Year 2026	Fiscal Year 2025
PricewaterhouseCoopers, LLP	$0	$0
Cohen & Company, Ltd.	$0	$0

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Registrant’s Audit Committee Charter requires the Audit Committee to (i) (a) approve prior to appointment the engagement of independent registered public accounting firm to annually audit and provide their opinion on the Registrant’s financial statements, (b) recommend to the Independent Trustees the selection, retention or termination of the Registrant’s independent registered public accounting firm and, (c) in connection therewith, to review and evaluate matters potentially affecting the independence and capabilities of the independent registered public accounting firm; and (ii) to approve prior to appointment the engagement of the independent registered public accounting firm to provide other audit services to the Registrant, or to provide non-audit services to the Registrant, its series, an investment adviser to its series or any entity controlling, controlled by, or under common control with an investment adviser to its series (“adviser-affiliate”) that provides ongoing services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant. The Audit Committee will not approve non-audit services that the Audit Committee believes may impair the independence of the Registrant’s independent registered public accountant. The Audit Committee may delegate, to the extent permitted by law, pre-approved responsibilities to one or more members of the Audit Committee who shall report to the full Audit Committee.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

	Fiscal Year 2026	Fiscal Year 2025
	(b)	(b)
PricewaterhouseCoopers, LLP	N/A	N/A
Cohen & Company, Ltd.	N/A	N/A

	Fiscal Year 2026	Fiscal Year 2025
	(c)	(c)
PricewaterhouseCoopers, LLP	N/A	N/A
Cohen & Company, Ltd.	N/A	N/A

	Fiscal Year 2026	Fiscal Year 2025
	(d)	(d)
PricewaterhouseCoopers, LLP	N/A	N/A
Cohen & Company, Ltd.	N/A	N/A

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountants for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were:

	Fiscal Year 2026	Fiscal Year 2025
PricewaterhouseCoopers, LLP	$0	$0
Cohen & Company, Ltd.	$0	$0

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)

The Registrant’s “Schedule I – Investments in securities of unaffiliated issuers” as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

of
FundVantage Trust
Class A
Class C
Institutional Class
Annual Financials and Additional Information
April 30, 2026
This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

EIC VALUE FUND
Portfolio of Investments
April 30, 2026
	Number of Shares	Value
COMMON STOCKS — 96.1%
Basic Materials — 3.2%
Barrick Mining Corp.	114,990	$ 4,523,707
PPG Industries, Inc.	67,840	7,360,640
		11,884,347
Communications — 7.9%
AT&T, Inc.	295,700	7,726,641
FactSet Research Systems, Inc.	27,270	6,206,107
Verizon Communications, Inc.	321,210	15,427,716
		29,360,464
Consumer, Cyclical — 8.3%
Dollar General Corp.	62,935	7,292,908
Genuine Parts Co.	67,775	7,267,513
Honda Motor Co. Ltd., SP ADR	181,830	4,425,742
Target Corp.	90,900	11,794,275
		30,780,438
Consumer, Non-cyclical — 33.1%
Baxter International, Inc.	543,150	9,548,577
Brown-Forman Corp., Class B	239,750	6,178,357
Clorox Co. (The)	39,765	3,834,937
Diageo PLC, SP ADR	125,781	10,144,238
GSK PLC, SP ADR	228,577	11,956,863
Hershey Co. (The)	41,280	7,667,347
ICON PLC*	73,835	8,736,895
Ingredion, Inc.	68,085	7,607,818
Kenvue, Inc.	544,610	9,547,013
Medtronic PLC	97,725	7,912,793
PayPal Holdings, Inc.	199,300	9,992,902
Sanofi SA, ADR	165,005	7,685,933
Solventum Corp.*	84,175	5,670,028
Unilever PLC, SP ADR	131,222	7,739,474
Zimmer Biomet Holdings, Inc.	114,210	9,414,330
		123,637,505
Energy — 7.4%
Coterra Energy, Inc.	280,150	10,060,186
Shell PLC, ADR	66,625	6,040,889
TotalEnergies SE	122,500	11,356,975
		27,458,050
Financial — 26.5%
AGNC Investment Corp., REIT	641,615	7,070,597
Charles Schwab Corp. (The)	52,410	4,802,852
Globe Life, Inc.	58,988	9,101,848
Hartford Insurance Group, Inc. (The)	39,075	5,345,851
Healthpeak Properties, Inc., REIT	535,500	8,659,035
Jones Lang LaSalle, Inc.*	16,755	5,330,268
	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial — (Continued)
NNN REIT, Inc.	107,425	$ 4,704,141
PNC Financial Services Group, Inc. (The)	43,488	9,697,824
Travelers Cos., Inc. (The)	24,475	7,468,302
Truist Financial Corp.	159,792	8,229,288
US Bancorp	230,365	13,052,481
Wells Fargo & Co.	92,025	7,567,216
WP Carey, Inc., REIT	106,700	7,781,631
		98,811,334
Industrial — 5.9%
Oshkosh Corp.	56,500	8,830,950
United Parcel Service, Inc., Class B	122,205	13,295,904
		22,126,854
Technology — 1.5%
Adobe, Inc.*	23,150	5,697,215
Utilities — 2.3%
National Fuel Gas Co.	103,200	8,708,016
TOTAL COMMON STOCKS (Cost $271,876,371)		358,464,223

SHORT-TERM INVESTMENT — 3.7%
Money Market Fund — 3.7%
Dreyfus Institutional Preferred Treasury Securities Money Market Fund, Hamilton Shares 3.55%(a)	14,004,151	14,004,151
TOTAL SHORT-TERM INVESTMENT (Cost $14,004,151)		14,004,151

TOTAL INVESTMENTS - 99.8% (Cost $285,880,522)		372,468,374
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		665,918
NET ASSETS - 100.0%		$373,134,292

*	Non-income producing.
(a)	Rate disclosed is the 7-day yield at April 30, 2026.
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depository Receipt

The accompanying notes are an integral part of the financial statements.

EIC VALUE FUND
Statement of Assets and Liabilities
April 30, 2026
Assets
Investments, at value (Cost $285,880,522)	$372,468,374
Cash and cash equivalents	980
Receivables:
Dividends and interest	820,431
Capital shares sold	231,578
Prepaid expenses and other assets	30,690
Total Assets	373,552,053
Liabilities
Payables:
Investment adviser	212,850
Capital shares redeemed	59,448
Administration and accounting fees	51,093
Transfer agent fees	42,265
Audit fees	20,157
Distribution fees (Class A and C Shares)	10,793
Custodian fees	8,888
Legal fees	3,009
Shareholder servicing fees	1,685
Accrued expenses	7,573
Total Liabilities	417,761
Contingencies and Commitments (Note 2)	—
Net Assets	$373,134,292
Net Assets Consisted of:
Capital stock, $0.01 par value	$198,833
Paid-in capital	268,782,281
Total distributable earnings	104,153,178
Net Assets	$373,134,292
Class A:
Net assets	$27,958,156
Shares outstanding	1,490,698
Net asset value, redemption price per share	$18.76
Maximum offering price per share (100/94.50 of $18.76)	$19.85
Class C:
Net assets	$8,289,172
Shares outstanding	459,004
Net asset value, offering and redemption price per share	$18.06
Institutional Class:
Net assets	$336,886,964
Shares outstanding	17,933,570
Net asset value, offering and redemption price per share	$18.79
The accompanying notes are an integral part of the financial statements.

EIC VALUE FUND
Statement of Operations
For the Year Ended April 30, 2026
Investment income
Dividends	$12,217,083
Less: foreign taxes withheld	(220,499)
Total investment income	11,996,584
Expenses
Advisory fees(Note 2)	2,642,943
Transfer agent fees(Note 2)	268,134
Administration and accounting fees(Note 2)	198,840
Trustees’ and officers’ fees(Note 2)	68,647
Distribution fees (Class A)(Note 2)	67,847
Registration and filing fees	61,835
Distribution fees (Class C)(Note 2)	60,770
Custodian fees(Note 2)	42,488
Legal fees	37,221
Audit fees	20,315
Shareholder servicing fees(Class C)	20,257
Shareholder reporting fees	19,237
Other expenses	27,387
Total expenses before recoupments, waivers and/or reimbursements	3,535,921
Net recoupments, waivers and/or reimbursements(Note 2)	(39,320)
Net expenses after recoupments, waivers and/or reimbursements	3,496,601
Net investment income	8,499,983
Net realized and unrealized gain/(loss) from investments:
Net realized gain from investments	23,945,198
Net realized gain from foreign currency transactions	1,609
Net change in unrealized appreciation on investments	19,400,607
Net change in unrealized depreciation on foreign currency translations	(217)
Net realized and unrealized gain on investments	43,347,197
Net increase in net assets resulting from operations	$51,847,180
The accompanying notes are an integral part of the financial statements.

EIC VALUE FUND
Statements of Changes in Net Assets
	For the Year Ended April 30, 2026	For the Year Ended April 30, 2025
Net increase in net assets from operations:
Net investment income	$8,499,983	$6,534,740
Net realized gains from investments and foreign currency transactions	23,946,807	19,750,223
Net change in unrealized appreciation on investments and foreign currency translations	19,400,390	8,498,746
Net increase in net assets resulting from operations	51,847,180	34,783,709
Less dividends and distributions to shareholders from:
Total distributable earnings:
Class A	(2,185,106)	(2,114,708)
Class C	(644,309)	(572,181)
Institutional Class	(26,372,396)	(22,507,417)
Net decrease in net assets from dividends and distributions to shareholders	(29,201,811)	(25,194,306)
Increase in net assets derived from capital share transactions (Note 4)	32,389,412	35,040,336
Total increase in net assets	55,034,781	44,629,739
Net assets
Beginning of year	318,099,511	273,469,772
End of year	$373,134,292	$318,099,511
The accompanying notes are an integral part of the financial statements.

EIC VALUE FUND
Financial Highlights

Contained below is per share operating performance data for Class A shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class A
	For the Year Ended April 30, 2026	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022
Per Share Operating Performance
Net asset value, beginning of year	$17.58	$17.03	$15.43	$16.08	$16.48
Net investment income(1)	0.41	0.36	0.38	0.31	0.24
Net realized and unrealized gain/(loss) on investments	2.32	1.74	1.85	(0.04)	1.10
Total from investment operations	2.73	2.10	2.23	0.27	1.34
Dividends and distributions to shareholders from:
Net investment income	(0.38)	(0.36)	(0.59)	—	(0.23)
Net realized capital gains	(1.17)	(1.19)	(0.04)	(0.92)	(1.51)
Total dividends and distributions to shareholders	(1.55)	(1.55)	(0.63)	(0.92)	(1.74)
Redemption fees	0.00(2)	0.00(2)	0.00(2)	0.00(2)	0.00(2)
Net asset value, end of year	$18.76	$17.58	$17.03	$15.43	$16.08
Total investment return(3)	16.05%	12.39%	14.78%	1.80%	8.39%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$27,958	$25,224	$23,205	$21,776	$19,522
Ratio of expenses to average net assets with recoupments, waivers, and/or reimbursements, if any	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any(4)	1.21%	1.22%	1.24%	1.26%	1.25%
Ratio of net investment income to average net assets	2.20%	2.03%	2.38%	1.99%	1.44%
Portfolio turnover rate	27%	29%	38%	39%	33%

(1)	The selected per share data was calculated using the average shares outstanding method for the year.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total investment return does not reflect the impact of the maximum front-end sales load of 5.50% or any applicable sales charge. If reflected, the return would be lower.
(4)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
The accompanying notes are an integral part of the financial statements.

EIC VALUE FUND
Financial Highlights (Continued)

Contained below is per share operating performance data for Class C shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class C
	For the Year Ended April 30, 2026	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022
Per Share Operating Performance
Net asset value, beginning of year	$16.99	$16.51	$14.95	$15.72	$16.10
Net investment income(1)	0.26	0.22	0.25	0.19	0.11
Net realized and unrealized gain/(loss) on investments	2.24	1.69	1.79	(0.04)	1.07
Total from investment operations	2.50	1.91	2.04	0.15	1.18
Dividends and distributions to shareholders from:
Net investment income	(0.26)	(0.24)	(0.44)	—	(0.05)
Net realized capital gains	(1.17)	(1.19)	(0.04)	(0.92)	(1.51)
Total dividends and distributions to shareholders	(1.43)	(1.43)	(0.48)	(0.92)	(1.56)
Redemption fees	0.00(2)	0.00(2)	0.00(2)	0.00(2)	0.00(2)
Net asset value, end of year	$18.06	$16.99	$16.51	$14.95	$15.72
Total investment return(3)	15.15%	11.57%	13.91%	1.07%	7.56%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$8,289	$7,390	$6,451	$6,371	$8,933
Ratio of expenses to average net assets with recoupments, waivers, and/or reimbursements, if any	1.95%	1.95%	1.95%	1.95%	1.95%
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any(4)	1.96%	1.97%	1.99%	2.01%	2.00%
Ratio of net investment income to average net assets	1.45%	1.28%	1.63%	1.24%	0.69%
Portfolio turnover rate	27%	29%	38%	39%	33%

(1)	The selected per share data was calculated using the average shares outstanding method for the year.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total investment return does not reflect any applicable sales charge.
(4)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
The accompanying notes are an integral part of the financial statements.

EIC VALUE FUND
Financial Highlights (Concluded)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Year Ended April 30, 2026	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022
Per Share Operating Performance
Net asset value, beginning of year	$17.61	$17.05	$15.45	$16.06	$16.46
Net investment income(1)	0.46	0.40	0.42	0.35	0.28
Net realized and unrealized gain/(loss) on investments	2.32	1.76	1.85	(0.04)	1.10
Total from investment operations	2.78	2.16	2.27	0.31	1.38
Dividends and distributions to shareholders from:
Net investment income	(0.43)	(0.41)	(0.63)	—	(0.27)
Net realized capital gains	(1.17)	(1.19)	(0.04)	(0.92)	(1.51)
Total dividends and distributions to shareholders	(1.60)	(1.60)	(0.67)	(0.92)	(1.78)
Redemption fees	0.00(2)	0.00(2)	0.00(2)	0.00(2)	0.00(2)
Net asset value, end of year	$18.79	$17.61	$17.05	$15.45	$16.06
Total investment return(3)	16.31%	12.72%	15.09%	2.06%	8.64%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$336,887	$285,486	$243,814	$227,844	$207,437
Ratio of expenses to average net assets with recoupments, waivers, and/or reimbursements, if any	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of expenses to average net assets without recoupments, waivers and/or reimbursements, if any(4)	0.96%	0.97%	0.98%	1.01%	1.00%
Ratio of net investment income to average net assets	2.45%	2.28%	2.63%	2.24%	1.69%
Portfolio turnover rate	27%	29%	38%	39%	33%

(1)	The selected per share data was calculated using the average shares outstanding method for the year.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any.
(4)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
The accompanying notes are an integral part of the financial statements.

EIC VALUE FUND
Notes to Financial Statements
April 30, 2026
1. Organization and Significant Accounting Policies
The EIC Value Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), which commenced operations on May 1, 2011. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers separate classes of shares: Class A, Class C and Institutional Class shares. Class A shares are sold subject to a front-end sales charge of 5.50%. Front-end sales charges may be reduced or waived under certain circumstances. A contingent deferred sales charge (“CDSC”) may be applicable to the redemption of Class A and Class C shares. A CDSC, as a percentage of the lower of the original purchase price or net asset value at redemption, of up to 1.00% may be imposed on full or partial redemptions of Class A shares made within eighteen months of purchase where: (i) $1 million or more of Class A shares were purchased without an initial sales charge, and (ii) the Fund’s principal underwriter, Foreside Funds Distributors LLC (the “Underwriter”), paid a commission to the selling broker-dealer for such sale. A CDSC of up to 1.00% is assessed on redemptions of Class C Shares made within eighteen months after the initial purchase where the broker-dealer was paid a commission for such sale. Class C shares of the Fund will automatically convert into Class A shares of the Fund after they have been held for eight years.
The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946.
Portfolio Valuation – The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith by the Adviser as “valuation designee” under the oversight of the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Board of Trustees.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — unadjusted quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

EIC VALUE FUND
Notes to Financial Statements (Continued)
April 30, 2026
The following is a summary of the inputs used, as of April 30, 2026, in valuing the Fund's investments carried at fair value:
	Total Value at 04/30/26	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Common Stocks*	$358,464,223	$358,464,223	$—	$—
Short-Term Investments*	14,004,151	14,004,151	—	—
Total Assets	$372,468,374	$372,468,374	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or are otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Fund had an amount of transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.
For the year ended April 30, 2026, there were no transfers in or out of Level 3.
Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.
Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The Fund may be subject to foreign taxes on income, a portion of which may be recoverable. The Fund applies for refunds where available. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rate. Estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Distribution (12b-1) fees and shareholder services fees relating to a specific class are charged directly to that class. Fund level expenses common to all classes, investment income and realized and unrealized gains and losses on investments are allocated to each class based upon relative daily net assets of each class. General expenses of the Trust are generally allocated to each fund under methodologies approved by the Board of Trustees. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

EIC VALUE FUND
Notes to Financial Statements (Continued)
April 30, 2026
Cash and Cash Equivalents — Cash and cash equivalents, if any, include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less.
Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.
Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.
Segment Reporting — In accordance with the FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Fund has evaluated its business activities and determined that it operates as a single reportable segment.
The Chief Operating Decision Maker (“CODM”) is the Investment Team at the Adviser and the Principal Executive Officer (“PEO”) and the Principal Financial Officer (“PFO”) of the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in the prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
Income Taxes — The Fund adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. Management has reviewed the impact of the new standard and concludes there is no material impact to the Fund’s financial position or the results of its operations as of April 30, 2026; and therefore, no additional related disclosures were included in these financial statements.
2. Transactions with Related Parties and Other Service Providers
Equity Investment Corporation (“EIC” or the “Adviser”) serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services, the Adviser is paid a monthly fee at the annual rate of 0.75% of the Fund’s average daily net assets under $500 million; 0.65% of the Fund’s average daily net assets of $500 million or more, but less than $1 billion; and 0.50% of the Fund’s average daily net assets of $1 billion and over. The Adviser has contractually agreed to waive or otherwise reduce its annual compensation received from and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses, excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, “Acquired Fund Fees and Expenses,” interest, extraordinary items and brokerage commissions, do not exceed 0.95% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2026, unless the Board of Trustees of the Trust approves its earlier termination. Subject to approval by the Board of Trustees, the Adviser may recoup any expenses or fees it has reimbursed within a three-year period from the date on which the Adviser reduced its compensation and/or assumed expenses of the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount.

EIC VALUE FUND
Notes to Financial Statements (Continued)
April 30, 2026
As of April 30, 2026, the amount of potential recovery was as follows:
Expiration
04/30/2027	04/30/2028	04/30/2029	Total
$82,541	$45,414	$39,320	$167,275
For the year ended April 30, 2026, the Adviser earned advisory fees of $2,642,943 and waived fees of $39,320.
The Fund has not recorded a commitment or contingent liability at April 30, 2026.
Other Service Providers
The Bank of New York Mellon (“BNY”) serves as administrator and custodian for the Fund. For providing administrative and accounting services, BNY is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Fund. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
The Trust, on behalf of the Fund, has entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Fund and have agreed to compensate the intermediaries for providing those services. The fees incurred by the Fund for these services are included in Transfer agent fees in the Statement of Operations.
Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund pursuant to an underwriting agreement between the Trust and the Underwriter.
The Trust and the Underwriter are parties to an underwriting agreement. The Trust has adopted a distribution plan for Class A and Class C shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A and Class C shares plan, the Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.25% and 1.00% (0.75% Rule 12b-1 distribution fee and 0.25% shareholder service fee) on an annualized basis of the average daily net assets of the Fund’s Class A and Class C shares, respectively. The fees incurred by the Fund for these services are included in the Distribution fees in the Statement of Operations.
Trustees and Officers
The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY serves as the Secretary of the Trust and is not compensated by the Fund or the Trust.
Prior to July 31, 2025, JW Fund Management LLC (“JWFM”) provided a PEO and a PFO to the Trust. Effective August 1, 2025, Tidal ETF Services LLC (“Tidal”) provides a PEO and a PFO to the Trust. Chenery Compliance Group, LLC (“Chenery”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. Tidal and Chenery are compensated for their services provided to the Trust. JWFM was compensated for its services provided to the Trust through July 31, 2025.

EIC VALUE FUND
Notes to Financial Statements (Continued)
April 30, 2026
3. Investment in Securities
For the year ended April 30, 2026, aggregated purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:
	Purchases	Sales
Investment Securities	$115,043,041	$89,421,558
4. Capital Share Transactions
For the years ended April 30, 2026 and 2025, transactions in capital shares (authorized shares unlimited) were as follows:
	For the Year Ended April 30, 2026		For the Year Ended April 30, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	154,796	$2,880,842	135,275	$2,419,938
Reinvestments	115,187	2,048,023	112,681	1,966,289
Redemption Fees*	—	1,804	—	539
Redemptions	(213,832)	(3,966,576)	(175,758)	(3,120,306)
Net increase	56,151	$964,093	72,198	$1,266,460
Class C
Sales	145,860	$2,611,056	97,413	$1,652,587
Reinvestments	36,022	618,507	31,777	537,657
Redemption Fees*	—	538	—	252
Redemptions	(157,799)	(2,826,973)	(84,889)	(1,456,776)
Net increase	24,083	$403,128	44,301	$733,720
Institutional Class
Sales	3,482,533	$65,021,446	3,408,769	$59,872,958
Reinvestments	1,432,647	25,486,787	1,218,137	21,268,675
Redemption Fees*	—	21,192	—	8,313
Redemptions	(3,194,358)	(59,507,234)	(2,709,986)	(48,109,790)
Net increase	1,720,822	$31,022,191	1,916,920	$33,040,156
Total net increase	1,801,056	$32,389,412	2,033,419	$35,040,336

*	There is a 2.00% redemption fee that may be charged on shares redeemed which have been held 30 days or less. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.
5. Federal Tax Information
The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the year ended April 30, 2026, the Fund did not incur any interest or penalties. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

EIC VALUE FUND
Notes to Financial Statements (Concluded)
April 30, 2026
Distributions are determined in accordance with federal income tax regulations, which may differ in amount or character from net investment income and realized gains for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the components of net assets based on the tax treatment; temporary differences do not require reclassifications. For the year ended April 30, 2026, these adjustments were to increase paid-in capital by $1,263,305 and decrease total distributable earnings by $1,263,305. These permanent differences were primarily attributable to the utilization of earnings and profits on shareholder redemptions (a tax accounting practice known as equalization). Net investment income, net realized gains and net assets were not affected by these adjustments.
For the year ended April 30, 2026, the tax character of distributions paid by the Fund was $7,746,444 of ordinary income dividends and $21,455,367 of long-term capital gains dividends. For the year ended April 30, 2025, the tax character of distributions paid by the Fund was $6,314,864 of ordinary income dividends and $18,879,442 of long-term capital gains dividends. Distributions from net investment income and short-term gains are treated as ordinary income for federal income tax purposes.
As of April 30, 2026, the components of distributable earnings  on a tax basis were as follows:
Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)
$2,033,660	$15,581,170	$86,538,348

The differences between the book and tax basis components of distributable earnings relate primarily to the reclassification of realized gains or losses from foreign currency transactions and wash sales for federal income tax purposes.
As of April 30, 2026, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:
Federal Tax Cost	$285,929,809
Unrealized Appreciation	94,851,073
Unrealized Depreciation	(8,312,725)
Net Unrealized Appreciation	$86,538,348
Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and April 30 and late year ordinary losses ((i) ordinary losses between January 1 and April 30, and (ii) specified ordinary and currency losses between November 1 and April 30) as occurring on the first day of the following tax year. For the year ended April 30, 2026, the Fund did not have post October capital loss deferrals or late year ordinary loss deferrals.
6. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

EIC VALUE FUND
Report of Independent Registered Public Accounting Firm
To the Shareholders of EIC Value Fund and Board of Trustees of FundVantage Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of EIC Value Fund (the “Fund”), a series of FundVantage Trust, as of April 30, 2026, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2026, the results of its operations for the year then ended and the changes in net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
The Fund’s financial highlights for the years ended April 30, 2024, and prior, were audited by other auditors whose report dated June 26, 2024, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2025.
COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
June 26, 2026

EIC VALUE FUND
Shareholder Tax Information
(Unaudited)
The Fund is required by Subchapter M of the Internal Revenue Code to advise its shareholders of the U.S. federal tax status of distributions received by the Fund’s shareholders in respect of such fiscal year. During the fiscal year ended April 30, 2026, the Fund paid $7,746,444 of ordinary income dividends to its shareholders. Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.
The Fund designates 100.00% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The percentage of ordinary income dividends qualifying for the corporate dividends received deduction is 78.56%.
The percentage of qualified interest income related dividends not subject to withholding tax for non-resident aliens and foreign corporations received is 6.42%.
The Fund designated $21,455,367 as long-term capital gains distributions during the year ended April 30, 2026. Distributable long-term gains are based on net realized long-term gains determined on a tax basis and may differ from such amounts for financial reporting purposes.
All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code of 1986, as amended, and the regulations thereunder.
Because the Fund’s fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2026. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2027.
Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Fund, if any.
In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.
Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

EIC VALUE FUND
Other Information
(Unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
The Fund’s disclosure of remuneration items is included as part of the Annual Financials and Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Board Considerations with Respect to the Approval of the Continuation of the Investment Advisory Agreement with Equity Investment Corporation
At an in-person meeting held on December 2, 2025 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the Investment Advisory Agreement between Equity Investment Corporation (“EIC” or the “Adviser”) and the Trust (the “EIC Agreement”) on behalf of the EIC Value Fund (the “EIC Fund”). At the Meeting, the Board considered the continuation of the EIC Agreement with respect to the EIC Fund for an additional one-year period.
In determining whether to continue the EIC Agreement for an additional one-year period, the Trustees, including the Independent Trustees, considered information provided by EIC in response to a request for information in accordance with Section 15(c) of the 1940 Act (the “EIC 15(c) Response”) regarding (i) the services performed by EIC for the EIC Fund, (ii) the composition and qualifications of EIC’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with the management of the EIC Fund, (iv) investment performance of the EIC Fund, (v) the financial condition of EIC, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the EIC Fund and other clients, (viii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on EIC’s ability to service the EIC Fund, and (x) compliance with the EIC Fund’s investment objective, policies and practices (including codes of ethics and proxy voting policies), federal securities laws and other regulatory requirements. In addition to the information in the EIC 15(c) Response, the Trustees received additional information at Board meetings throughout the year covering matters such as the relative performance of the EIC Fund; compliance with the EIC Fund’s investment objective, policies, strategy and limitations; the compliance of portfolio management personnel with applicable codes of ethics; and the adherence to pricing procedures as established by the Board.
The Board considered additional information provided by representatives from EIC invited to participate in the Meeting regarding EIC’s history, performance, investment strategy, and compliance program. Representatives of EIC responded to questions from the Board. In addition to the foregoing information, the Trustees also considered all other factors they believed to be relevant to considering the continuation of the EIC Agreement, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors. After deliberating, the Trustees determined that the overall arrangement between the EIC Fund and EIC, as provided by the terms of the EIC Agreement, including the advisory fee under the EIC Agreement, was fair and reasonable in light of the services provided, expenses incurred and such other matters as the Trustees considered relevant.

EIC VALUE FUND
Other Information (Continued)
(Unaudited)
Based on the EIC 15(c) Response, the Trustees concluded that (i) the nature, extent and quality of the services provided by EIC are appropriate and consistent with the terms of the EIC Agreement, (ii) that the quality of those services has been, and continues to be, consistent with industry norms, (iii) the EIC Fund is likely to benefit from the continued provision of those services, (iv) EIC has sufficient personnel, with the appropriate skills and experience, to serve the EIC Fund effectively and has demonstrated its continuing ability to attract and retain qualified personnel, and (v) the satisfactory nature, extent, and quality of services currently provided to the EIC Fund is likely to continue under the EIC Agreement.
The Trustees considered the investment performance for the EIC Fund and EIC. The Trustees reviewed the historical performance charts for the year-to-date, one-year, three-year, five-year and ten-year periods ended September 30, 2025, as applicable, for the EIC Fund, the Russell 3000 Value Index, the S&P 500 Index and the Refinitiv Multi-Cap Value Funds Classification. The Trustees noted that the EIC Fund’s Institutional Class shares outperformed each of the Russell 3000 Value Index, the S&P 500 Index and the Refinitiv Multi-Cap Value Funds Classification for the five-year period ended September 30, 2025. The Trustees further noted that the EIC Fund’s Institutional Class shares outperformed the Russell 3000 Value Index and the Refinitiv Multi-Cap Value Funds Classification for the year-to-date, one-year, three-year and ten-year periods ended September 30, 2025, and underperformed the S&P 500 Index for the year-to-date, one-year, three-year and ten-year periods ended September 30, 2025.
The Trustees also considered information regarding EIC’s advisory fee and an analysis of these fees in relation to the delivery of services to the EIC Fund and any other ancillary benefit resulting from EIC’s relationship with the EIC Fund. The Trustees considered the fees that EIC charges to its separately managed accounts, and evaluated the explanations provided by EIC as to differences in fees charged to the EIC Fund and separately managed accounts. The Trustees also reviewed a peer comparison of advisory fees and total expenses for the EIC Fund versus other funds in the EIC Fund’s Refinitiv category (the “Peer Group”). The Trustees noted that, for the EIC Fund’s Institutional Class shares, the contractual advisory fee and net total expense ratio for the EIC Fund were higher than the median of the contractual advisory fee and net total expense ratio of the Peer Group. The Trustees concluded that the advisory fees and services provided by EIC are consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the EIC Fund based on the information provided at the Meeting.
The Trustees considered the costs of the services provided by EIC, the compensation and benefits received by EIC in providing services to the EIC Fund, the profitability and certain additional information related to the financial condition of EIC. In addition, the Trustees considered any direct or indirect revenues received by affiliates of EIC. The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the EIC Fund grows, and whether the Advisory fee levels reflect these economies of scale for the benefit of shareholders.
The Trustees considered and determined that economies of scale for the benefit of Fund shareholders should be achieved as assets of the EIC Fund increase as a result of breakpoint reductions in the advisory fee rate at specific asset levels which are reflected in the fee schedule of the EIC Agreement. In addition, the Trustees also considered the Adviser’s efforts to grow the EIC Fund’s assets as economies of scale may be achieved due to the ability of the EIC Fund to spread its fixed costs across a larger asset base.
At the Meeting, after consideration of all the factors and taking into consideration the information presented, the Board, including the Independent Trustees, unanimously approved the continuation of the EIC Agreement for an additional one-year period. In arriving at their decision, the Trustees did not identify any single matter as controlling but made their determination in light of all the circumstances.
Proxy Voting
Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (855) 430-6487 and on the Securities and Exchange Commission's (“SEC”) website at http://www.sec.gov.

EIC VALUE FUND
Other Information (Concluded)
(Unaudited)
Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) as an exhibit to its reports on Form N-PORT. The Fund's portfolio holdings on Form N-PORT are available on the SEC's website at http://www.sec.gov.

EIC VALUE FUND
Privacy Notice
(Unaudited)
The privacy of your personal financial information is extremely important to us. When you open an account with us, we collect a significant amount of information from you in order to properly invest and administer your account. We take very seriously the obligation to keep that information private and confidential, and we want you to know how we protect that important information.
We collect nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former clients, to our affiliates or to service providers or other third parties, except as permitted by law. We share only the information required to properly administer your accounts, which enables us to send transaction confirmations, monthly or quarterly statements, financials and tax forms. Even within the Fund and its affiliated entities, a limited number of people who actually service accounts will have access to your personal financial information. Further, we do not share information about our current or former clients with any outside marketing groups or sales entities.
To ensure the highest degree of security and confidentiality, the Fund and its affiliates maintain various physical, electronic and procedural safeguards to protect your personal information. We also apply special measures for authentication of information you request or submit to us on our web site.
If you have questions or comments about our privacy practices, please call us at (855) 430-6487.

Investment Adviser
Equity Investment Corporation
1776 Peachtree Street NW, Suite 600S
Atlanta, GA 30309
Administrator
The Bank of New York Mellon
103 Bellevue Parkway
Wilmington, DE 19809
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
118 Flanders Road
Westborough, MA 01581
Principal Underwriter
Foreside Funds Distributors LLC
190 Middle Street Suite 301
Portland, ME 04101
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1835 Market St., Suite 310
Philadelphia, PA 19103
Legal Counsel
Troutman Pepper Locke LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA 19103
EIC-0426

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Fund’s disclosure of remuneration items is included as part of the Annual Financials and Additional Information filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At an in-person meeting held on December 2, 2025 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the Investment Advisory Agreement between Equity Investment Corporation (“EIC” or the “Adviser”) and the Trust (the “EIC Agreement”) on behalf of the EIC Value Fund (the “EIC Fund”). At the Meeting, the Board considered the continuation of the EIC Agreement with respect to the EIC Fund for an additional one-year period.

In determining whether to continue the EIC Agreement for an additional one-year period, the Trustees, including the Independent Trustees, considered information provided by EIC in response to a request for information in accordance with Section 15(c) of the 1940 Act (the “EIC 15(c) Response”) regarding (i) the services performed by EIC for the EIC Fund, (ii) the composition and qualifications of EIC’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with the management of the EIC Fund, (iv) investment performance of the EIC Fund, (v) the financial condition of EIC, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the EIC Fund and other clients, (viii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on EIC’s ability to service the EIC Fund, and (x) compliance with the EIC Fund’s investment objective, policies and practices (including codes of ethics and proxy voting policies), federal securities laws and other regulatory requirements. In addition to the information in the EIC 15(c) Response, the Trustees received additional information at Board meetings throughout the year covering matters such as the relative performance of the EIC Fund; compliance with the EIC Fund’s investment objective, policies, strategy and limitations; the compliance of portfolio management personnel with applicable codes of ethics; and the adherence to pricing procedures as established by the Board.

The Board considered additional information provided by representatives from EIC invited to participate in the Meeting regarding EIC’s history, performance, investment strategy, and compliance program. Representatives of EIC responded to questions from the Board. In addition to the foregoing information, the Trustees also considered all other factors they believed to be relevant to considering the continuation of the EIC Agreement, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors. After deliberating, the Trustees determined that the overall arrangement between the EIC Fund and EIC, as provided by the terms of the EIC Agreement, including the advisory fee under the EIC Agreement, was fair and reasonable in light of the services provided, expenses incurred and such other matters as the Trustees considered relevant.

Based on the EIC 15(c) Response, the Trustees concluded that (i) the nature, extent and quality of the services provided by EIC are appropriate and consistent with the terms of the EIC Agreement, (ii) that the quality of those services has been, and continues to be, consistent with industry norms, (iii) the EIC Fund is likely to benefit from the continued provision of those services, (iv) EIC has sufficient personnel, with the appropriate skills and experience, to serve the EIC Fund effectively and has demonstrated its continuing ability to attract and retain qualified personnel, and (v) the satisfactory nature, extent, and quality of services currently provided to the EIC Fund is likely to continue under the EIC Agreement.

The Trustees considered the investment performance for the EIC Fund and EIC. The Trustees reviewed the historical performance charts for the year-to-date, one-year, three-year, five-year and ten-year periods ended September 30, 2025, as applicable, for the EIC Fund, the Russell 3000 Value Index, the S&P 500 Index and the Refinitiv Multi-Cap Value Funds Classification. The Trustees noted that the EIC Fund’s Institutional Class shares outperformed each of the Russell 3000 Value Index, the S&P 500 Index and the Refinitiv Multi-Cap Value Funds Classification for the five-year period ended September 30, 2025. The Trustees further noted that the EIC Fund’s Institutional Class shares outperformed the Russell 3000 Value Index and the Refinitiv Multi- Cap Value Funds Classification for the year-to-date, one-year, three-year and ten-year periods ended September 30, 2025, and underperformed the S&P 500 Index for the year-to-date, one-year, three-year and ten-year periods ended September 30, 2025.

The Trustees also considered information regarding EIC’s advisory fee and an analysis of these fees in relation to the delivery of services to the EIC Fund and any other ancillary benefit resulting from EIC’s relationship with the EIC Fund. The Trustees considered the fees that EIC charges to its separately managed accounts, and evaluated the explanations provided by EIC as to differences in fees charged to the EIC Fund and separately managed accounts. The Trustees also reviewed a peer comparison of advisory fees and total expenses for the EIC Fund versus other funds in the EIC Fund’s Refinitiv category (the “Peer Group”). The Trustees noted that, for the EIC Fund’s Institutional Class shares, the contractual advisory fee and net total expense ratio for the EIC Fund were higher than the median of the contractual advisory fee and net total expense ratio of the Peer Group. The Trustees concluded that the advisory fees and services provided by EIC are consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the EIC Fund based on the information provided at the Meeting.

The Trustees considered the costs of the services provided by EIC, the compensation and benefits received by EIC in providing services to the EIC Fund, the profitability and certain additional information related to the financial condition of EIC. In addition, the Trustees considered any direct or indirect revenues received by affiliates of EIC. The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the EIC Fund grows, and whether the Advisory fee levels reflect these economies of scale for the benefit of shareholders.

The Trustees considered and determined that economies of scale for the benefit of Fund shareholders should be achieved as assets of the EIC Fund increase as a result of breakpoint reductions in the advisory fee rate at specific asset levels which are reflected in the fee schedule of the EIC Agreement. In addition, the Trustees also considered the Adviser’s efforts to grow the EIC Fund’s assets as economies of scale may be achieved due to the ability of the EIC Fund to spread its fixed costs across a larger asset base.

At the Meeting, after consideration of all the factors and taking into consideration the information presented, the Board, including the Independent Trustees, unanimously approved the continuation of the EIC Agreement for an additional one-year period. In arriving at their decision, the Trustees did not identify any single matter as controlling but made their determination in light of all the circumstances.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FundVantage Trust

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and Chief Executive Officer (principal executive officer)
Date: July 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and Chief Executive Officer (principal executive officer)
Date: July 9, 2026

By (Signature and Title)*	/s/ Christine S. Catanzaro
Christine S. Catanzaro, Treasurer and Chief Financial Officer (principal financial officer)
Date: July 9, 2026

*	Print the name and title of each signing officer under his or her signature.